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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2007


Check here if Amendment  [ ];                      Amendment Number:
                                                                    ----
This Amendment (Check only one):  [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Southeast Asset Advisors, Inc.
Address:            314 Gordon Avenue
                    Thomasville, Georgia  31792

Form 13F File Number:    28-12363


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Mark Saussy
     Title:         Managing Director
     Phone:         (229) 226-8839

Signature, Place, and Date of Signing:

        /s/ Mark Saussy               Thomasville, Georgia        14-Aug-2007
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER                NAME
--------------------                ----
28-01880                            Anchor Capital Advisors, LLC
28-2013                             Harris Associates, LP
28-41980                            Select Equity Group, Inc.
28-3459                             Smith Asset Management Group, LP


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                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         83
                                             -------------------------

Form 13F Information Table Value Total:      $  112,351.7
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                     -2-
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           June 30, 2007

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------
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
         COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER              TITLE OF                  VALUE         SHRS OR   SH/  PUT/  INVESTMENT  OTHER
       --------------              CLASS       CUSIP       (x$1,000)       PRN  AMT  PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
                                  -------      -----        ---------      --------  ---  ----  ---------- -------- ---- ------ ----

Berkshire Hathaway Inc Del          CL A       084670 10 8   12,699,100.00      116  SH          SOLE                   116
Berkshire Hathaway Inc Del          CL B       084670 20 7    9,354,975.00    2,595  SH          SOLE                 2,595
Dell Inc                            COM        24702R 10 1    9,017,346.20  315,844  SH          SOLE               315,844
Coca Cola Co                        COM        191216 10 0    6,184,349.75  118,225  SH          SOLE               118,225
Cemex SAB DE CV               SPON ADR 5 ORD   151290 88 9    5,982,855.30  162,137  SH          SOLE               162,137
Level 3 Communications Inc          COM        52729N 10 0    4,103,330.40  701,424  SH          SOLE               701,424
Exxon Mobil Corp                    COM        30231G 10 2    3,571,610.40   42,580  SH          SOLE                42,580
Ishares TR                    S&P GLB100INDX   464287 57 2    2,710,920.52   33,770  SH          SOLE                33,770
General Electric Co                 COM        369604 10 3    2,579,497.80   67,385  SH          SOLE                67,385
Procter & Gamble Co                 COM        742718 10 9    2,533,633.14   41,406  SH          SOLE                41,406
Flowers Foods Inc                   COM        343498 10 1    2,437,645.78  109,606  SH          SOLE               109,606
Disney Walt Co                COM DISNEY       254687 10 6    2,376,656.10   69,615  SH          SOLE                69,615
Synovus Finl Corp                   COM        87161C 10 5    2,126,466.20   69,266  SH          SOLE                69,266
Johnson & Johnson                   COM        478160 10 4    2,034,507.54   33,017  SH          SOLE                33,017
Ingersoll-Rand Company Ltd          CL A       G4776G 10 1    2,011,894.00   36,700  SH          SOLE                36,700
Conagra Foods Inc                   COM        205887 10 2    1,914,231.62   71,267  SH          SOLE                71,267
Mohawk Inds Inc                     COM        608190 10 4    1,627,254.55   16,145  SH          SOLE                16,145
Triad Gty Inc                       COM        895925 10 5    1,506,598.83   37,731  SH          SOLE                37,731
Millipore Corp                      COM        601073 10 9    1,458,247.80   19,420  SH          SOLE                19,420
Brown & Brown Inc                   COM        115236 10 1    1,325,380.80   52,720  SH          SOLE                52,720
Microsoft Corp                      COM        594918 10 4    1,302,043.54   44,182  SH          SOLE                44,182
Time Warner Inc                     COM        887317 10 5    1,249,355.20   59,380  SH          SOLE                59,380
Pfizer Inc                          COM        717081 10 3    1,027,402.60   40,180  SH          SOLE                40,180
O Reilly Automotive Inc             COM        686091 10 9    1,021,938.00   27,960  SH          SOLE                27,960
Moodys Corp                         COM        615369 10 5    1,002,042.00   16,110  SH          SOLE                16,110
Pharmaceutical Hldrs Tr       Depositry Rcpt   71712A 20 6      996,252.00   12,200  SH          SOLE                12,200
Chevron Corp New                    COM        166764 10 0      937,928.16   11,134  SH          SOLE                11,134
Monsanto Co New                     COM        61166W 10 1      908,413.00   13,450  SH          SOLE                13,450
Idex Corp                           COM        45167R 10 4      902,606.80   23,420  SH          SOLE                23,420
Cooper Inds Ltd                     CL A       G24182 10 0      833,514.00   14,600  SH          SOLE                14,600
American Express Co                 COM        025816 10 9      773,498.74   12,643  SH          SOLE                12,643
Thermo Fisher Scientific Inc        COM        883556 10 2      750,457.20   14,510  SH          SOLE                14,510
Roper Inds Inc New                  COM        776696 10 6      735,162.50   12,875  SH          SOLE                12,875
Kirby Corp                          COM        497266 10 6      722,691.75   18,825  SH          SOLE                18,825
Meredith Corp                       COM        589433 10 1      720,104.00   11,690  SH          SOLE                11,690
Vca Antech Inc                      COM        918194 10 1      706,875.95   18,755  SH          SOLE                18,755
Morgan Stanley                      COM NEW    617446 44 8      699,391.44    8,338  SH          SOLE                 8,338
Patterson Companies Inc             COM        703395 10 3      675,705.10   18,130  SH          SOLE                18,130
Franklin Elec Inc                   COM        353514 10 2      655,566.10   13,895  SH          SOLE                13,895
Fastenal Co                         COM        311900 10 4      650,295.10   15,535  SH          SOLE                15,535
Suntrust Bks Inc                    COM        867914 10 3      645,622.20    7,530  SH          SOLE                 7,530
Abbott Labs                         COM        002824 10 0      642,064.50   11,990  SH          SOLE                11,990
C H Robinson Worldwide Inc          COM NEW    12541W 20 9      633,653.80   12,065  SH          SOLE                12,065
Belo Corp                           COM SER A  080555 10 5      617,700.00   30,000  SH          SOLE                30,000
Cb Richard Ellis Group Inc          CL A       12497T 10 1      603,710.00   16,540  SH          SOLE                16,540
Ishares Tr                    S&P 100 IDX FD   464287 10 1      595,480.75    8,599  SH          SOLE                 8,599
Pool Corporation                    COM        73278L 10 5      591,304.50   15,150  SH          SOLE                15,150
Idexx Labs Inc                      COM        45168D 10 4      573,457.80    6,060  SH          SOLE                 6,060
Total Sys Svcs Inc                  COM        891906 10 9      563,641.00   19,100  SH          SOLE                19,100
Xerox Corp                          COM        984121 10 3      563,640.00   30,500  SH          SOLE                30,500
Agl Resources Inc                   COM        001204 10 6      546,480.00   13,500  SH          SOLE                13,500
Martin Marietta Matls Inc           COM        573284 10 6      536,286.20    3,310  SH          SOLE                 3,310
Laureate Education Inc              COM        518613 10 4      525,343.20    8,520  SH          SOLE                 8,520
Applebees Intl Inc                  COM        037899 10 1      518,150.00   21,500  SH          SOLE                21,500
Ruby Tuesday Inc                    COM        781182 10 0      436,604.06   16,582  SH          SOLE                16,582
Ihs Inc                             CL A       451734 10 7      485,300.00   10,550  SH          SOLE                10,550
Western Un Co                       COM        959802 10 9      468,675.00   22,500  SH          SOLE                22,500
Merck & Co Inc                      COM        589331 10 7      460,351.20    9,244  SH          SOLE                 9,244
Tiffany & Co New                    COM        886547 10 8      451,965.08    8,518  SH          SOLE                 8,518
State Str Corp                      COM        857477 10 3      437,760.00    6,400  SH          SOLE                 6,400
Schering Plough Corp                COM        806605 10 1      413,070.80   13,570  SH          SOLE                13,570
RadioShack Corp                     COM        750438 10 3      397,680.00   12,000  SH          SOLE                12,000
Medtronic Inc                       COM        585055 10 6      387,757.22    7,477  SH          SOLE                 7,477
Cvs Caremark Corporation            COM        126650 10 0      375,799.50   10,310  SH          SOLE                10,310
Pepsico Inc                         COM        713448 10 8      366,986.15    5,659  SH          SOLE                 5,659
Pss World Med Inc                   COM        69366A 10 0      366,039.80   20,090  SH          SOLE                20,090
Umpqua Hldgs Corp                   COM        904214 10 3      362,171.55   15,405  SH          SOLE                15,405
Bristol Myers Squibb Co             COM        110122 10 8      354,355.68   11,228  SH          SOLE                11,228
Techne Corp                         COM        878377 10 0      311,794.50    5,450  SH          SOLE                 5,450
Graco Inc                           COM        384109 10 4      308,142.00    7,650  SH          SOLE                 7,650
Goldman Sachs Group Inc             COM        38141G 10 4      281,775.00    1,300  SH          SOLE                 1,300
Greenlight Capital Re Ltd           CLASS A    G4095J 10 9      281,625.00   12,500  SH          SOLE                12,500
Lazard Ltd                          SHS A      G54050 10 2      279,186.00    6,200  SH          SOLE                 6,200
Discovery Holding Co                CL A COM   25468Y 10 7      263,695.30   11,470  SH          SOLE                11,470
Comcast Corp New                    CL A       20030N 10 1      254,879.68    9,064  SH          SOLE                 9,064
American Intl Group Inc             COM        026874 10 7      244,404.70    3,490  SH          SOLE                 3,490
Home Depot Inc                      COM        437076 10 2      242,789.50    6,170  SH          SOLE                 6,170
Suncor Energy, Inc.                 COM        867229 10 6      240,536.00    2,675  SH          SOLE                 2,675
Weight Watchers Intl Inc New        COM        948626 10 6      215,053.20    4,230  SH          SOLE                 4,230
Bright Horizon Family Soluti        COM        109195 10 7      208,946.70    5,370  SH          SOLE                 5,370
Kbw Inc                             COM        482423 10 0      203,309.60    6,920  SH          SOLE                 6,920
Schlumberger Ltd                    COM        806857 10 8      203,006.60    2,390  SH          SOLE                 2,390
Rite Aid Corp                       COM        767754 10 4       63,800.00   10,000  SH          SOLE                10,000



REPORT SUMMARY       83 DATA RECORDS              $ 112,351,738.68


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